Taxation - Schedule of Reconciliation Between the Income Tax Expense (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Between the Income Tax Expense [Abstract]
Loss before income tax expense		$ (5,961,041)	$ (10,978,791)	$ (6,723,858)
Computed income tax expense with statutory tax rate	[1]	(1,825,271)	(3,361,706)	(2,058,845)
Impact of different tax rates in other jurisdictions		(109,809)	1,167,944	509,425
Tax effect of non-deductible items		17,425	1,562	85,351
Effect of changes in tax rates		11,696
Changes in valuation allowance on deferred tax assets		1,915,023	2,192,200	1,466,900
Income tax expense		$ 9,064		$ 2,831
Effective income tax rate		(0.15%)		(0.04%)

[1]	The statutory rate of the largest subsidiary in Japan, which stands at 30.62%, is applied.